Purchases and other expenses - Prepaid expenses - Components (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Purchases and other expenses
Prepaid external purchases	€ 800	€ 780	€ 611
Other prepaid operating expenses	68	72	240
Total	€ 868	€ 851	€ 851	€ 850